Annual Total Returns - FidelityFreedomBlendFunds-Z6ComboPRO - FidelityFreedomBlendFunds-Z6ComboPRO - Fidelity Freedom Blend 2035 Fund	May 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Advisor Freedom Blend 2035 Fund - Class Z6
Bar Chart Table:
Annual Return 2019	25.81%
Annual Return 2020	16.92%
Annual Return 2021	14.28%
Annual Return 2022	(18.22%)